Borrowings and derivative financial instrument - 2026 and 2029 Notes (Details) R in Millions, $ in Millions		12 Months Ended
	Nov. 16, 2021 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 22,728	R 20,298	R 18,383
Loans raised		12,758	8,000	20,622
Interest charge		1,192	1,046	801
Unwinding of amortised cost		359	216	302
Accrued interest paid		(1,175)	(1,061)	(706)
Loss on foreign exchange differences		2,105	1,417	950
Balance at end of the year		36,618	22,728	20,298
Current portion of balance		(11,672)	(122)	(107)
Non-current portion of borrowings		24,946	22,606	20,191
US$675 million senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%
Face amount of debt | $	$ 675
Debt term	5 years
US$525 million senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%
Face amount of debt | $	$ 525
Debt term	8 years
2026 and 2029 Notes
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		20,140	18,785	0
Loans raised		0	0	18,208
Interest charge		932	829	99
Unwinding of amortised cost		80	68	8
Accrued interest paid		(951)	(844)	0
Loss on foreign exchange differences		1,841	1,302	470
Balance at end of the year		22,042	20,140	18,785
Current portion of balance		(116)	(107)	(100)
Non-current portion of borrowings		R 21,926	R 20,033	R 18,685